ACCOUNTS RECEIVABLE - Summary of accounts receivable (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Trade receivables, gross	$ 25,373,946	$ 8,692,439
Financial assets	30,181,703	14,632,924
Commodity taxes receivable	2,791,995	943,523
Other tax credits receivable	38,650	38,486
Research and development tax credits receivable	4,886,737	2,890,139
Non-financial assets	7,717,382	3,872,148
Accounts receivable	37,899,085	18,505,072
Incentives from "support program for the deployment of electric school buses" and from "zero-emission truck and bus program" receivable
Disclosure of detailed information about financial instruments [line items]
Financial assets	3,904,401	5,216,118
Other government assistance receivable
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 903,356	$ 724,367